Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class A
Trading Symbol	SPFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.81%	5.27%	15.71%
Class A without sales charges	9.85%	6.47%	16.37%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,603,244,471
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,702,994
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class C
Trading Symbol	SPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the indust
ria
ls sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.04%	5.66%	15.50%
Class C without sales charges	9.04%	5.66%	15.50%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,603,244,471
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,702,994
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class Z
Trading Symbol	SPFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.19%	6.78%	16.71%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,603,244,471
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,702,994
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class R6
Trading Symbol	PSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities generated solid gains over the reporting period, driven by resilient corporate earnings, easing inflation pressures, and sustained enthusiasm for secular growth themes, including artificial intelligence (AI) and digital transformation. Market leadership broadened (rather than being concentrated in a few mega-cap technology or AI-related stocks), while volatility increased later in the period as investors reassessed the pace of AI-related investment returns amid elevated embedded expectations. A supportive economic backdrop, together with continued
technological adoption, helped sustain confidence in longer-term growth opportunities.
■
Stock selection was strong within the industrials sector, especially aerospace & defense, adding the most value relative to the Russell 1000
Growth Index (the Index). The Fund’s security selection within the information technology and consumer staples sectors, along with its underweight to the financials sector, also supported relative results for the period.
■
While the Fund produced solid absolute performance, relative returns fell short of the Index. Security selection within the communication services, health care, and consumer discretionary sectors, along with an underweight to the information technology and a modest overweight to the health care sectors, detracted the most from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	10.25%	6.87%	16.79%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Growth Index	14.78%	14.36%	18.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,603,244,471
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,702,994
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,603,244,471
Number of fund holdings	38
Total advisory fees paid for the year	$ 10,702,994
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.2%
Software	14.3%
Interactive Media & Services	12.7%
Broadline Retail	8.2%
Technology Hardware, Storage & Peripherals	8.2%
Aerospace & Defense	5.7%
Entertainment	5.4%
Pharmaceuticals	5.1%
Automobiles	3.6%
Financial Services	3.6%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	3.1%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	3.0%
IT Services	2.4%
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.4%
Specialty Retail	1.1%
Biotechnology	1.0%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class A
Trading Symbol	SUVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.74%	9.80%	9.73%
Class A without sales charges	20.36%	11.05%	10.36%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 254,533,966
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,501,559
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class C
Trading Symbol	SUVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$233	2.13%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	18.02%	9.93%	9.30%
Class C without sales charges	19.02%	9.93%	9.30%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 254,533,966
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,501,559
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R
Trading Symbol	PRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$145	1.32%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	20.02%	10.82%	10.13%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 254,533,966
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,501,559
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class Z
Trading Symbol	SUVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	20.67%	11.43%	10.71%
S&P 500 Index	16.99%	14.19%	15.50%
Russell 1000 Value Index	18.36%	11.79%	11.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 254,533,966
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,501,559
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	SUVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, the stock market saw a sharp but brief downturn driven by tariff uncertainty, which was ultimately overshadowed by enthusiasm over artificial intelligence (AI), earnings growth, interest rate cuts, and investor resilience to volatility. As a result, the market continued to post strong gains for the period as a whole, with U.S. large-cap stocks (as measured by the Russell 1000 Index) advancing
16.74%. Value outpaced growth, with the Russell 1000 Value Index (up by 18.36%) outperforming the Russell 1000 Growth Index (up by
14.78%) by over 3.5%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove relative performance, as the Fund outperformed the Russell 1000 Value Index (the Index) in six of the 11 economic sectors.
■
The top contributors to performance relative to the Index came from the financials, consumer discretionary, utilities, and health care sectors.
Outperformance in financials was predominantly driven by stock selection across the financial services, capital markets, and insurance industries, while positive results in consumer discretionary were broadly distributed across a handful of industries. Within utilities, gains were primarily driven by positioning in electric utilities. In health care, gains reflected an overweight in health care facilities (up over 57% for the period) combined with an underweight in the managed health care industry (down over 33%).
■
The top detractors from performance relative to the Index came from positioning in the communication services and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.69%	11.41%	8.57% (4/26/2017)
S&P 500 Index	16.99%	14.19%	14.64%
Russell 1000 Value Index	18.36%	11.79%	10.49%

Performance Inception Date	Apr. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 254,533,966
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,501,559
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 254,533,966
Number of fund holdings	270
Total advisory fees paid for the year	$ 1,501,559
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Capital Markets	5.4%
Banks	4.2%
Insurance	4.0%
Interactive Media & Services	3.8%
Machinery	3.8%
Diversified Telecommunication Services	3.7%
Electric Utilities	3.1%
Health Care Providers & Services	3.0%
Software	2.9%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.6%
Biotechnology	2.3%
Financial Services	2.3%
IT Services	2.2%
Health Care Equipment & Supplies	1.9%
Electrical Equipment	1.8%
Metals & Mining	1.7%
Specialty Retail	1.7%
Life Sciences Tools & Services	1.6%
Passenger Airlines	1.5%
Building Products	1.5%
Air Freight & Logistics	1.4%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Industry Classification	% of Net Assets
Specialized REITs	1.4%
Tobacco	1.3%
Food Products	1.3%
Communications Equipment	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Chemicals	1.1%
Electronic Equipment, Instruments & Components	1.1%
Broadline Retail	1.0%
Industrial Conglomerates	1.0%
Gas Utilities	0.9%
Media	0.9%
Hotel & Resort REITs	0.8%
Real Estate Management & Development	0.7%
Automobiles	0.6%
Retail REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Marine Transportation	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.1%
Others*	2.7%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM STRATEGIC BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class A
Trading Symbol	PUCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.53%	1.38%	4.46%
Class A without sales charges	7.01%	2.06%	4.80%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,329,507,549
Holdings Count | Holding	1,087
Advisory Fees Paid, Amount	$ 5,686,246
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class C
Trading Symbol	PUCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.16%	1.28%	4.00%
Class C without sales charges	6.16%	1.28%	4.00%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,329,507,549
Holdings Count | Holding	1,087
Advisory Fees Paid, Amount	$ 5,686,246
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class Z
Trading Symbol	PUCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.34%	2.41%	5.14%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.04%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,329,507,549
Holdings Count | Holding	1,087
Advisory Fees Paid, Amount	$ 5,686,246
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class R6
Trading Symbol	PUCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S
PERFORMANCE
DURING
THE
REPORTING
PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) These cuts were preceded by notable declines in U.S. Treasury yields. Despite bouts of market volatility due to artificial intelligence (AI)-related developments and heightened geopolitical tensions in the first two months of 2026, credit spreads across fixed income were fairly resilient—e.g., investment-grade corporates, emerging markets (EM) hard-currency debt, and securitized debt, and the period ended with most sectors posting positive total returns.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index (the Index) during the period: positioning in U.S. investment-grade corporates; security selection in U.S. high-yield corporates, non-agency mortgage-backed securities (MBS), and MBS; overweight allocations to the EM high yield, AA collateralized loan obligations (CLOs), and AA-and-below non-agency commercial mortgage-backed securities (CMBS) sectors; and credit positioning in the health care & pharmaceutical, electric utilities, and real estate investment trusts (REITs). The combined impact of the Fund’s yield curve strategies and duration positioning also contributed to results. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted the most from the Fund’s performance relative to the Index during the period: positioning in Great British Pound Sterling
(GBP)-denominated high yield corporates; security selection in EM high-yield bonds, EM investment-grade bonds, and AA CLOs; overweight allocations to the U.S high-yield corporate, European bank loan, and MBS sectors; and credit positioning in telecom.
■
The Fund held financial futures, Treasury swaps, and options to help manage its duration and yield curve exposure during the period. Financial futures and Treasury swap positions detracted from the Fund’s performance, while options contributed. The Fund also traded foreign exchange derivatives and credit default swaps to manage credit risk. The use of these derivatives detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.25%	2.42%	3.97% (4/26/2017)
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.99%
Bloomberg Intermediate US Aggregate Bond Index	6.58%	1.16%	2.13%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Performance Inception Date	Apr. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,329,507,549
Holdings Count | Holding	1,087
Advisory Fees Paid, Amount	$ 5,686,246
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,329,507,549
Number of fund holdings	1,087
Total advisory fees paid for the year	$ 5,686,246
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	22.3
AA	32.4
A	5.0
BBB	14.6
BB	16.5
B	6.1
CCC	1.6
Not Rated	5.3
Cash/Cash Equivalents	(3.6)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.